SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of consolidated statement of financial position

	As Previously Reported January 1, 2017	Adjustment	As Adjusted January 1, 2017
ASSETS
Total current assets	$35,128	$-	$35,128
Plant, equipment and mining properties	27,739	337	28,076
Other long-term assets	30,927	-	30,927
Total assets	$93,794	$337	$94,131

LIABILITIES
Total liabilities	$32,337	$-	$32,337

EQUITY
Accumulated deficit	(21,875)	337	(21,538)
Other equity	83,332	-	83,332
Total equity	61,457	337	61,794
Total liabilities and equity	$93,794	$337	$94,131

	As Previously Reported December 31, 2017	Adjustment	As Adjusted December 31, 2017
ASSETS
Total current assets	$26,591	$-	$26,591
Plant, equipment and mining properties	31,952	206	32,158
Other long-term assets	44,086	-	44,086
Total assets	$102,629	$206	$102,835

LIABILITIES
Total liabilities	$33,833	$-	$33,833

EQUITY
Accumulated deficit	(19,083)	206	(18,877)
Other equity	87,879	-	87,879
Total equity	68,796	206	69,002
Total liabilities and equity	$102,629	$206	$102,835

Schedule of consolidated statements of operations and comprehensive income

	As Previously Reported 2016	Adjustment	As Adjusted 2016

Revenue from mining operations	$30,105	$4,587	$34,692
Cost of sales	19,161	3,800	22,961
Mine operating income	10,944	787	11,731
Operating expenses and other items	5,276	-	5,276
Net income before income taxes	5,668	787	6,455
Income taxes	4,164	275	4,439
Net income	1,504	512	2,016
Earnings per share
Basic	$0.04	$0.01	$0.05
Diluted	$0.03	$0.02	$0.05

	As Previously Reported 2017	Adjustment	As Adjusted 2017

Revenue from mining operations	$33,359	$-	$33,359
Cost of sales	21,975	131	22,106
Mine operating income	11,384	(131)	11,253
Operating expenses and other items	5,960	-	5,960
Net income before income taxes	5,424	(131)	5,293
Income taxes	2,771	-	2,771
Net income	2,653	(131)	2,522
Earnings per share
Basic	$0.05	$0.00	$0.05
Diluted	$0.05	$0.00	$0.05

Schedule of consolidated statements of cash flows

	As Previously Reported 2016	Adjustment	As Adjusted 2016
Cash generated by (used in)
Operating Activities
Net income	$1,504	$512	$2,016
Adjustments for non-cash items:
Depreciation and depletion	1,341	572	1,913
Other changes in operating activities	1,992	-	1,992
Total before changes in non-cash working capital items	4,837	1,084	5,921
Net change in non-cash working capital items	(1,098)	-	(1,098)
Total cash generated by operating activities	3,739	1,084	4,823
Financing Activities
Total cash generated by financing activities	20,006	-	20,006
Investing Activities
Exploration and evaluation expenditures	(8,313)	3,503	(4,810)
Recovery of exploration costs from concentrate proceeds	4,587	(4,587)	-
Other changes in investing activities	(13,683)	-	(13,683)
Total cash used in investing activities	(17,409)	(1,084)	(18,493)
Change in cash and effect of exchange rates	6,336	-	6,336
Effect of exchange rates	43	-	43
Cash, Beginning	5,401	-	5,401
Cash, Ending	$11,780	$-	$11,780

	As Previously Reported 2017	Adjustment	As Adjusted 2017
Cash generated by (used in)
Operating Activities
Net income	$2,653	$(131)	$2,522
Adjustments for non-cash items:
Depreciation and depletion	2,572	131	2,703
Other changes in operating activities	1,685	-	1,685
Total before changes in non-cash working capital items	6,910	-	6,910
Net change in non-cash working capital items	(9,077)	-	(9,077)
Total cash used in operating activities	(2,167)	-	(2,167)
Financing Activities
Total cash used in financing activities	(3,055)	-	(3,055)
Investing Activities
Total cash used in investing activities	(3,135)	-	(3,135)
Change in cash	(8,357)	-	(8,357)
Effect of exchange rates	(3)	-	(3)
Cash, Beginning	11,780	-	11,780
Cash, Ending	$3,420	$-	$3,420

Summary of annual rates of depreciation on plant and equipment

Office equipment, furniture, and fixtures	20% declining balance
Computer equipment	30% declining balance
Mine machinery and transportation equipment	20% declining balance
Mill machinery and processing equipment	5 - 20 years straight line
Buildings	5 - 20 years straight line